Segment reporting - Segment information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
External revenues	¥ 10,085,649	¥ 9,071,659	¥ 8,978,986
Segment profit/(loss) before taxation	906,813	(1,216,192)	80,818
Finance income	66,344	40,433	25,608
Finance costs	(33,396)	(28,362)	(31,338)
Depreciation and amortization	(389,871)	(265,019)	(268,669)
Other material non-cash items:
- credit loss on trade and other receivables	(28,924)	(20,832)	(25,366)
- impairment loss on non-current assets	(13,485)	(2,941)	(36,844)
Segment assets	11,281,788	10,705,030
Segment liabilities	4,254,388	4,052,876
Reportable segments
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	859,501	354,550	575,919
Finance income	62,634	38,867	25,189
Finance costs	(33,385)	(28,345)	(32,997)
Depreciation and amortization	(349,801)	(263,950)	(271,017)
Other material non-cash items:
- credit loss on trade and other receivables	(28,816)	(20,815)	(68,827)
- impairment loss on non-current assets	(13,485)	(2,941)	(41,059)
Segment assets	8,830,028	10,188,040	5,727,281
Segment liabilities	4,173,410	3,995,757	3,732,134
Reportable segments | Segment revenue
Disclosure of operating segments [line items]
External revenues	9,917,044	8,841,998	9,051,833
Segment profit/(loss) before taxation	859,501	354,550	575,919
Other material non-cash items:
Segment assets	8,830,028	10,188,040
Segment liabilities	4,173,410	3,995,757
Reportable segments | External revenues
Disclosure of operating segments [line items]
External revenues	9,915,648	8,834,188	9,004,566
Reportable segments | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	1,396	7,810	47,267
MINISO brand (excluding Africa and Germany)
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation			716,759
Finance income			24,842
Finance costs			(31,273)
Depreciation and amortization			(268,359)
Other material non-cash items:
- credit loss on trade and other receivables			(25,357)
- impairment loss on non-current assets			(36,844)
Segment assets			5,727,281
Segment liabilities			3,732,134
MINISO brand (excluding Africa and Germany) | Segment revenue
Disclosure of operating segments [line items]
External revenues			8,762,507
MINISO brand (excluding Africa and Germany) | External revenues
Disclosure of operating segments [line items]
External revenues			8,721,620
MINISO brand (excluding Africa and Germany) | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues			40,887
MINISO brand in Africa and Germany (discontinued)*
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation			(29,884)
Finance income			92
Finance costs			(1,616)
MINISO brand in Africa and Germany (discontinued)* | Segment revenue
Disclosure of operating segments [line items]
External revenues			80,746
MINISO brand in Africa and Germany (discontinued)* | External revenues
Disclosure of operating segments [line items]
External revenues			80,746
NOME brand (discontinued)*
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation			(98,308)
Finance income			250
Finance costs			(108)
Depreciation and amortization			(828)
Other material non-cash items:
- credit loss on trade and other receivables			(43,470)
- impairment loss on non-current assets			(1,059)
NOME brand (discontinued)* | Segment revenue
Disclosure of operating segments [line items]
External revenues			193,426
NOME brand (discontinued)* | External revenues
Disclosure of operating segments [line items]
External revenues			187,046
NOME brand (discontinued)* | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues			6,380
Minihome brand (discontinued)*
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation			(12,648)
Finance income			5
Depreciation and amortization			(1,830)
Other material non-cash items:
- impairment loss on non-current assets			(3,156)
Minihome brand (discontinued)* | Segment revenue
Disclosure of operating segments [line items]
External revenues			15,154
Minihome brand (discontinued)* | External revenues
Disclosure of operating segments [line items]
External revenues			15,154
MINISO brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	941,037	378,926
Finance income	62,218	38,858
Finance costs	(26,481)	(26,324)
Depreciation and amortization	(317,273)	(252,721)
Other material non-cash items:
- credit loss on trade and other receivables	(27,054)	(20,208)
- impairment loss on non-current assets	(8,656)	(1,850)
Segment assets	8,310,214	9,873,002
Segment liabilities	3,552,457	3,662,661
MINISO brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	9,469,613	8,737,925
MINISO brand | External revenues
Disclosure of operating segments [line items]
External revenues	9,468,718	8,735,947
MINISO brand | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	895	1,978
TOP TOY brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	(81,536)	(24,376)
Finance income	416	9
Finance costs	(6,904)	(2,021)
Depreciation and amortization	(32,528)	(11,229)
Other material non-cash items:
- credit loss on trade and other receivables	(1,762)	(607)
- impairment loss on non-current assets	(4,829)	(1,091)
Segment assets	519,814	315,038
Segment liabilities	620,953	333,096
TOP TOY brand | Segment revenue
Disclosure of operating segments [line items]
External revenues	447,431	104,073
TOP TOY brand | External revenues
Disclosure of operating segments [line items]
External revenues	446,930	98,241
TOP TOY brand | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	501	5,832
Other segment
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	97,455	58,556	44,092
Finance income	3,190	1,566	766
Finance costs	(11)	(17)	(65)
Depreciation and amortization	(1,916)	(1,069)	(310)
Other material non-cash items:
- credit loss on trade and other receivables	(108)	(17)	(9)
Segment assets	171,163	164,928	108,970
Segment liabilities	62,341	57,119	45,836
Other segment | Segment revenue
Disclosure of operating segments [line items]
External revenues	385,184	353,172	257,416
Segment profit/(loss) before taxation	97,455	58,556	44,092
Other material non-cash items:
Segment assets	171,163	164,928
Segment liabilities	62,341	57,119
Other segment | External revenues
Disclosure of operating segments [line items]
External revenues	170,001	237,471	257,366
Other segment | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	215,183	115,701	50
Reportable and other segments before elimination of discontinued operations
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	956,956	413,106	620,011
Finance income	65,824	40,433	25,955
Finance costs	(33,396)	(28,362)	(33,062)
Depreciation and amortization	(351,717)	(265,019)	(271,327)
Other material non-cash items:
- credit loss on trade and other receivables	(28,924)	(20,832)	(68,836)
- impairment loss on non-current assets	(13,485)	(2,941)	(41,059)
Segment assets	9,001,191	10,352,968	5,836,251
Segment liabilities	4,235,751	4,052,876	3,777,970
Reportable and other segments before elimination of discontinued operations | Segment revenue
Disclosure of operating segments [line items]
External revenues	10,302,228	9,195,170	9,309,249
Reportable and other segments before elimination of discontinued operations | External revenues
Disclosure of operating segments [line items]
External revenues	10,085,649	9,071,659	9,261,932
Reportable and other segments before elimination of discontinued operations | Inter-segment revenue
Disclosure of operating segments [line items]
External revenues	¥ 216,579	¥ 123,511	¥ 47,317